Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Liquidity Risk [line items]
Non financial government sector	$ 3,031,870	$ 4,227,273	$ 3,512,319
Financial sector	6,355,249	6,049,087	3,923,947
Non financial private sector and foreign residents	238,950,953	264,810,080	210,824,840
Total	248,338,072	275,086,440	218,261,106
Past Due [member]
Disclosure Of Liquidity Risk [line items]
Non financial private sector and foreign residents	1,896,929	1,313,322	999,170
Total	1,896,929	1,313,322	999,170
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	156,275	76,520	1,379,189
Financial sector	1,097,205	1,318,043	745,121
Non financial private sector and foreign residents	52,337,082	54,217,784	54,829,527
Total	53,590,562	55,612,347	56,953,837
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	403,613	332,942	235,318
Financial sector	1,733,758	667,597	952,178
Non financial private sector and foreign residents	23,411,664	27,751,201	23,981,844
Total	25,549,035	28,751,740	25,169,340
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	434,592	270,689	709,154
Financial sector	1,205,293	1,056,931	900,053
Non financial private sector and foreign residents	25,455,967	26,559,754	22,566,721
Total	27,095,852	27,887,374	24,175,928
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	745,089	802,978	262,540
Financial sector	1,698,740	1,133,026	718,461
Non financial private sector and foreign residents	30,819,902	30,112,374	25,541,148
Total	33,263,731	32,048,378	26,522,149
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	968,517	1,450,392	501,535
Financial sector	598,110	1,490,682	471,306
Non financial private sector and foreign residents	35,342,048	45,297,068	35,645,714
Total	36,908,675	48,238,142	36,618,555
Later than two years and not later than three years [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	323,784	1,293,752	424,583
Financial sector	22,143	382,808	136,828
Non financial private sector and foreign residents	69,687,361	79,558,577	47,260,716
Total	$ 70,033,288	$ 81,235,137	$ 47,822,127